SCHEDULE OF INVESTMENTS
Ivy Global Growth Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Brazil
Consumer Discretionary – 0.4%
Magazine Luiza S.A.	269	$3,558

Financials – 0.4%
Banco do Brasil S.A.	401	2,377
XP, Inc., Class A(A)	33	1,384

		3,761

Total Brazil - 0.8%		$7,319
Canada
Consumer Staples – 2.5%
Alimentation Couche-Tard, Inc., Class B	710	22,266

Energy – 1.1%
Canadian Natural Resources Ltd.	564	9,834

Total Canada - 3.6%		$32,100
China
Communication Services – 3.6%
Baidu.com, Inc. ADR(A)	143	17,158
Tencent Holdings Ltd.	223	14,257

		31,415

Consumer Discretionary – 1.9%
Alibaba Group Holding Ltd. ADR(A)	76	16,403

Financials – 2.3%
Ping An Insurance (Group) Co. of China Ltd., H Shares	2,071	20,646

Total China - 7.8%		$68,464
France
Communication Services – 1.6%
Ubisoft Entertainment S.A.(A)	176	14,550

Consumer Discretionary – 0.6%
LVMH Moet Hennessy - Louis Vuitton	13	5,629

Energy – 0.5%
Total S.A. ADR	125	4,813

Industrials – 4.1%
Airbus SE	248	17,763
Schneider Electric S.A.	168	18,726

		36,489

Total France - 6.8%		$61,481
Germany
Financials – 1.6%
Deutsche Boerse AG	77	13,905

Information Technology – 2.1%
Infineon Technologies AG	769	18,017

Total Germany - 3.7%		$31,922
Hong Kong
Consumer Discretionary – 1.0%
Galaxy Entertainment Group	1,244	8,533

Total Hong Kong - 1.0%		$8,533
India
Energy – 2.1%
Reliance Industries Ltd.	826	18,150

Financials – 1.0%
HDFC Bank Ltd.	636	8,935

Total India - 3.1%		$27,085
Italy
Consumer Discretionary – 2.8%
Ferrari N.V.	145	24,907

Total Italy - 2.8%		$24,907
Japan
Industrials – 1.6%
Daikin Industries Ltd.	48	7,734
Recruit Holdings Co. Ltd.	182	6,262

		13,996

Total Japan - 1.6%		$13,996
Netherlands
Health Care – 1.8%
Koninklijke Philips Electronics N.V., Ordinary Shares	346	16,147

Total Netherlands - 1.8%		$16,147
Switzerland
Consumer Staples – 1.1%
Nestle S.A., Registered Shares	89	9,877

Health Care – 1.3%
Alcon, Inc.	207	11,921

Industrials – 1.1%
Ferguson plc	121	9,886

Total Switzerland - 3.5%		$31,684
Taiwan
Information Technology – 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	235	13,348

Total Taiwan - 1.5%		$13,348
United Kingdom
Consumer Staples – 1.0%
Diageo plc	248	8,235

Financials – 1.0%
Prudential plc	585	8,807

Health Care – 1.9%
AstraZeneca plc	107	11,092
AstraZeneca plc ADR	121	6,406

		17,498

Total United Kingdom - 3.9%		$34,540
United States
Communication Services – 1.3%
Facebook, Inc., Class A(A)	51	11,693

Consumer Discretionary – 7.7%
Amazon.com, Inc.(A)	16	45,250
Darden Restaurants, Inc.	89	6,756
Dollar General Corp.	32	6,128
Home Depot, Inc. (The)	42	10,443

		68,577

Energy – 0.8%
ConocoPhillips	168	7,063

Financials – 6.4%
Citigroup, Inc.	270	13,786
CME Group, Inc.	39	6,416
Discover Financial Services	214	10,731

Goldman Sachs Group, Inc. (The)	62	12,191
Morgan Stanley	272	13,125

		56,249

Health Care – 8.9%
Abbott Laboratories	189	17,292
HCA Holdings, Inc.	83	8,033
Johnson & Johnson	167	23,515
Thermo Fisher Scientific, Inc.	50	18,133
UnitedHealth Group, Inc.	36	10,589

		77,562

Industrials – 3.1%
Eaton Corp.	139	12,135
Northrop Grumman Corp.	49	14,914

		27,049

Information Technology – 29.8%
Adobe, Inc.(A)	37	15,958
Ambarella, Inc.(A)	233	10,670
Apple, Inc.	84	30,550
Autodesk, Inc.(A)	88	21,129
Cisco Systems, Inc.	381	17,767
Fidelity National Information Services, Inc.	126	16,912
Garter, Inc., Class A(A)	68	8,199
Intuit, Inc.	60	17,702
MasterCard, Inc., Class A	60	17,600
Microsoft Corp.	237	48,198
PayPal, Inc.(A)	156	27,123
VeriSign, Inc.(A)	48	9,930
Visa, Inc., Class A	113	21,909

		263,647

Total United States - 58.0%		$511,840

TOTAL COMMON STOCKS – 99.9%		$883,366
(Cost: $648,527)

SHORT-TERM SECURITIES
Money Market Funds (B) – 0.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%	55	55

TOTAL SHORT-TERM SECURITIES – 0.0%		$55
(Cost: $55)

TOTAL INVESTMENT SECURITIES – 99.9%		$883,421
(Cost: $648,582)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		579

NET ASSETS – 100.0%		$884,000

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.
(B) Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$28,851	$28,807	$—
Consumer Discretionary	88,538	39,069	—
Consumer Staples	22,266	18,112	—
Energy	22,255	17,605	—
Financials	60,010	52,293	—
Health Care	100,115	23,013	—
Industrials	27,049	60,371	—
Information Technology	276,995	18,017	—

Total Common Stocks	$626,079	$257,287	$—
Short-Term Securities	55	—	—

Total	$626,134	$257,287	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$648,582

Gross unrealized appreciation	258,974

Gross unrealized depreciation	(24,135)

Net unrealized appreciation	$234,839